Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Text Block]
(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost	(e) Current Value
	Allspring Special Intl SM CP I	Mutual Fund	**	$27,766,800
	American Funds EUPAC R5E	Mutual Fund	**	77,102,085
	Columbia Dividend Income Funds	Mutual Fund	**	125,366,222
	Delaware Small Cap Value I	Mutual Fund	**	42,239,584
	Franklin US Govt Sec Adv	Mutual Fund	**	23,183,480
	Vanguard Midcap Index Inst	Mutual Fund	**	131,842,246
	Vanguard Sm Cap Instl Plus	Mutual Fund	**	95,287,845
	Vanguard Total Bd Mkt Idx Inst	Mutual Fund	**	139,272,845
	Vanguard Total Intl Stk Inst	Mutual Fund	**	155,694,796
*	Schwab S&P 500 Index Fund	Mutual Fund	**	500,750,773
*	Schwab Ret Gvmnt Money Fund	Money Market Fund	**	97,231,515
*	Schwab US Treasury Money Fund	Money Market Fund	**	514
	Allspring Core Bond CIT E2	Common collective trust fund	**	57,898,965
*	Schwab Index Ret 2010 IV	Common collective trust fund	**	6,572,079
*	Schwab Index Ret 2015 IV	Common collective trust fund	**	3,034,120
*	Schwab Index Ret 2020 IV	Common collective trust fund	**	9,707,812
*	Schwab Index Ret 2025 IV	Common collective trust fund	**	32,913,896
*	Schwab Index Ret 2030 IV	Common collective trust fund	**	111,119,976
*	Schwab Index Ret 2035 IV	Common collective trust fund	**	116,319,282
*	Schwab Index Ret 2040 IV	Common collective trust fund	**	212,033,638
*	Schwab Index Ret 2045 IV	Common collective trust fund	**	97,003,803
*	Schwab Index Ret 2050 IV	Common collective trust fund	**	144,733,293
*	Schwab Index Ret 2055 IV	Common collective trust fund	**	48,486,681
*	Schwab Index Ret 2060 IV	Common collective trust fund	**	30,201,566
*	Schwab Index Ret 2065 IV	Common collective trust fund	**	17,631,503
	Stephens Small Cap Growth CIT	Common collective trust fund	**	20,861,239
	TRP Blue Chip Growth Trust T4	Common collective trust fund	**	277,913,904
*	Novo Nordisk A/S	Common Stock	**	237,715,430
	Total Investments			2,839,885,892

*	Notes receivable from participants	Loan (4.25% - 9.50% and maturities through 2040)		30,066,228

				$2,869,952,120

	* Party-in-interest, as defined by ERISA
	** Cost information not required for participant-directed investments